COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Leases

The Company leases its facilities under non-cancelable operating leases through November 2018. Rent expense for operating leases was $73,986 and $65,962 for the years ended December 31, 2017 and 2016, respectively. Future minimum lease payments under non-cancelable operating leases at December 31, 2017 are as follows:

Years ending December 31,	Amount
2018	$45,195
Total minimum non-cancelable operating lease payments	$45,195

Legal matters

The Company received demands from a vendor for non-payment of research and development fees in the amount of $268,695. The Company believes that it is not liable for this amount and will vigorously dispute such claim. As of December 31, 2017, the Company recorded additional research and development expenses and accrued expenses of $75,000 in connection with this claim. In April 2018, the Company entered into a settlement agreement with this vendor (See Note 10).

From time to time, the Company may be involved in litigation related to claims arising out of its operations in the normal course of business. As of December 31, 2017, other than discussed above, the Company is not involved in any pending or threatened legal proceedings that it believes could reasonably be expected to have a material adverse effect on its financial condition, results of operations, or cash flows.

Employment agreements

On August 10, 2013 the Company entered into an employment agreement with the Company's former chief executive officer. Pursuant to this employment agreement, he is to receive cash salary and a 5% commission on equity capital raised for the Company. He also obtained an option to elect to convert all or any part of his future unpaid compensation and benefits into units of the Company. The conversion price per unit (the "Exercise Price") shall be equal to $0.10 per unit. The Company determined that the commitment date of the option is August 10, 2013, the date of the employment agreement but no expense shall not be recognized until the contingency of exercise and determination of quantity of options is resolved. Accordingly, this option was valued on the commitment date using a Black-Scholes option pricing model with the following assumptions; risk-free interest rate of 1.46%, expected dividend yield of 0%, expected option term of 5.75 years, and an expected volatility of 79% based on comparable volatility. The commitment date per unit fair value amounted to $0.069 per Unit. On January 2, 2018, the former chief executive officer converted his unpaid compensation into 3,925,770 member units (see Note 10).

On October 18, 2017, the Company entered into an employment agreement with Mr. Scott Silverman, pursuant to which he serves as the Chief Executive Officer of the Company for an initial term of three years that extends for successive one-year renewal terms unless either party gives 30-days' advance notice of non-renewal. As consideration for these services, the employment agreement provides Mr. Silverman with the following compensation and benefits:

•	An annual base salary of $300,000, with a 10% increase on each anniversary date contingent upon achieving certain performance objectives as set by the Board. Until the Company raises $1,000,000 in debt or equity financing after entering into this agreement, Mr. Silverman will receive ½ of the base salary on a monthly basis with the other ½ being deferred. Upon the financing being raised, Mr. Silverman will receive the deferred portion of his compensation and his base salary will be paid in full moving forward.
•	When the first $500,000 of equity investments is raised by the Company, after entering into this employment agreement, Mr. Silverman will receive a capital raise success bonus of 5% of all equity capital raised from investors/lenders introduced by him to the Company.

•	Annual cash performance bonus opportunity as determined by the Board.
•	An option to acquire 3,000,000 common units of the Company, with a strike price of $1.00 per unit. These options will vest pro rata on a monthly basis for the term of the employment agreement. On each anniversary, Mr. Silverman will be eligible to be granted a minimum of 500,000 stock options of the Company at a strike price of $2.75 per common unit contingent upon the achievement of certain performance objectives.

•	Certain other employee benefits and perquisites, including reimbursement of necessary and reasonable travel and participation in retirement and welfare benefits.

Mr. Silverman's employment agreement provides that, in the event that his employment is terminated by the Company without "cause" (as defined in his new employment agreement), or if Mr. Silverman resigned for "good reasons" (as defined in his new employment agreement), subject to a complete release of claims, he will be entitled to (i) retain all stock options previously granted; and (ii) receive any benefits then owed or accrued along with one year of base salary and any unreimbursed expenses incurred by him. All amounts shall be paid on the termination date. In the event that Mr. Silverman's employment is terminated by the Company for "cause" (as defined in his employment agreement), or if Mr. Silverman resigned without "good reasons" (as defined in his new employment agreement), subject to a complete release of claims, he will be entitled to receive any unpaid base salary and benefits then owed or accrued and any unreimbursed expenses incurred by him. Additionally, if a change of control (as defined in his employment agreement) occurs during the term of this agreement, all unvested stock options will vest in full and if the valuation of the Company in the change of control transaction is greater than $2.75 per common unit, then Mr. Silverman shall be paid a bonus equal to two times his minimum base salary and minimum target bonus. Pursuant to the employment agreement, Mr. Silverman will be subject to a confidentiality covenant, a two-year post-termination non-competition covenant and a two-year post-termination non-solicitation covenant.

On October 12, 2015, the Company entered into an employment agreement with Mr. Vincent Pugliese, which was amended on February 11, 2016 and December 20, 2016. Pursuant to this amended employment agreement, he serves as the Chief Operating Officer of the Company for an initial term until December 20, 2018. He will also assume the title of President and interim Chief Financial Officer.  Either party may terminate the employment by giving 30-days' advance notice of termination. As consideration for these services, the employment agreement provides Mr. Pugliese with the following compensation and benefits:

•	An annual base salary of $180,000.
•	Annual cash performance bonus opportunity as determined by the Board.

•	Certain other employee benefits and perquisites, including reimbursement of necessary and reasonable travel.

In the event of a change of control (as defined in his employment agreement), and within one year thereafter termination of employment for good “cause” (as defined in his employment agreement), by the Company or for “good reason” (as defined in his employment agreement) by Mr. Pugliese, Mr. Pugliese will be entitled to receive, subject to a complete release of all claims, a lump sum payment equal to his current annual base salary within 30 days after termination date. Further, in the event Mr. Pugliese’s employment is terminated by the Company for a reason other than for cause then the Company shall continue to pay his regular base salary for one year following the termination date. Pursuant to the employment agreement, Mr. Pugliese will be subject to a confidentiality covenant, a two-year post-termination non-competition covenant and a two-year post-termination non-solicitation covenant.

Licensing agreement

Pursuant to an agreement dated April 8, 2016, between the Company and Rice University, Rice University has granted a non-exclusive license to the Company, in nanotube-based surface treatment for strengthening glass and related materials under Rice's intellectual property rights, to use, make, distribute, offer and sell the licensed products specified in the agreement. In consideration for which, the Company had to pay a one-time non-refundable license fee of $10,000 and royalty payments of 5% of net sales of the licensed products during the term of the agreement and a sell-off period of 180 days from termination, In addition, the Company is required to pay for the maintenance of the patents, This agreement will continue until the expiration of the last to expire of the licensed property rights, unless terminated earlier in accordance with the terms of the agreement. There have been no royalty payments paid or due through December 31, 2017.